Long-Term Debt - Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total	$ 1,153	$ 1,301
Less current portion	(225)	(630)
Total long-term debt, less current portion	928	671
0.26% due 2014, floating interest rate at Libor + 0.017% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	20	40
0.26% due 2015, floating interest rate at Libor + 0.026% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	19	28
0.29% due 2016, floating interest rate at Libor + 0.052% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	58	77
0.56% due 2016, floating interest rate at Libor + 0.317% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	77	103
0.46% due 2016, floating interest rate at Libor + 0.213% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	86	114
1.34% due 2020, floating interest rate at Libor + 1.099% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	87	100
1.20% due 2020, floating interest rate at Libor + 0.956% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	193	221
1.04% due 2020, floating interest rate at Euribor + 0.817% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	121	132
0.88% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	240
0.92% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	231
0.55% (weighted average), due 2014-2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	5	7
1.95% (weighted average), due 2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	10	12
0.67% (weighted average), due 2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	2
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	3
5.95% (weighted average), due 2015-2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Capital Lease	1	5
0.58%, due 2013, floating interest rate at Euribor + 0.40% [Member]
Debt Instrument [Line Items]
Senior Bonds		$ 462